Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Coming from collection and payment services
Bills	€ 245	€ 214	€ 265
Demand accounts	1,526	1,408	1,284
Cards	4,012	3,138	2,986
Orders	625	503	484
Cheques and other	172	139	110
Coming from collection and payment services	6,580	5,402	5,129
Coming from non-banking financial products
Investment funds	1,017	992	888
Pension funds	167	161	170
Insurance	2,743	2,467	2,289
Coming from non-banking financial products	3,927	3,620	3,347
Coming from Securities services
Securities underwriting and placement	438	431	394
Securities trading	339	319	316
Administration and custody	321	402	336
Asset management	446	369	316
Coming from Securities services	1,544	1,521	1,362
Other
Foreign exchange	822	522	500
Financial guarantees	433	415	409
Commitment fees	506	442	366
Other fees and commissions	2,055	1,890	1,911
Other	3,816	3,269	3,186
Total commission income	€ 15,867	€ 13,812	€ 13,024